OPERATING RISK (Details) - Customer concentration risk - Revenue	12 Months Ended
Sep. 30, 2025
First largest customer
OPERATING RISK
Concentration risk percentage	17.80%
Second largest customer
OPERATING RISK
Concentration risk percentage	16.30%
Third largest customer
OPERATING RISK
Concentration risk percentage	11.80%